VESSELS AND EQUIPMENT, NET (Table)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2018	2,679,547	(273,091)	2,406,456
Additions	27,247	—	27,247
Disposals	—	—	—
Depreciation	—	(92,950)	(92,950)
Balance at December 31, 2019	2,706,794	(366,041)	2,340,753
Additions	31,531	—	31,531
Disposals	—	—	—
Impairment loss on vessels	(721)	—	(721)
Transfers to held for sale	(11,499)	1,996	(9,503)
Depreciation	—	(94,374)	(94,374)
Balance at December 31, 2020	2,726,105	(458,419)	2,267,686